19. SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015	Dec. 28, 2017 [2]	Apr. 26, 2017	Dec. 10, 2014
Details
Finder's warrants, number issued	[1]						70,000	152,147
Finder's warrants, fair value	[1]						$ 11,614	$ 67,533
Purchase consideration - Shares to be issued			$ 973,333			$ 973,333
Purchase consideration - Asset acquisition liability			100,000			$ 100,000
Write-downs (reversals of write-downs) of inventories	[3]	$ 0	745,977	$ 291,794	$ 0
Impairment of intellectual property		$ 0	$ 0	$ 0	$ (476,000)

[1]	Note 11.
[2]	Note 4.
[3]	Note 7.